Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042     HV-5776 - PremierSolutions Cornerstone
_____________________________
Supplement dated January 5, 2024 to your Prospectus dated May 1, 2023
This Supplement dated January 5, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
The MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3 is now available under the contract.
Effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Funds New Perspective Fund® - Class R3	Putnam International Equity Fund - Class A
American Funds The Growth Fund of America® - Class R3	Putnam Large Cap Growth Fund - Class A
Fidelity Advisor® Stock Selector All Cap Fund - Class M	Putnam Research Fund - Class A
George Putnam Balanced Fund - Class A	Putnam Sustainable Leaders Fund - Class A
Lord Abbett Developing Growth Fund - Class P	Virtus NFJ Dividend Value Fund - Class A
Nuveen Dividend Growth Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Large-Stock Growth	American Funds New Perspective Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.07%	-26.09%	6.99%	9.58%
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	-30.95%	6.87%	11.21%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	Fidelity Advisor® Stock Selector All Cap Fund - Class M Adviser: Fidelity Management & Research Company LLC Subadviser: FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd	1.13%	-19.99%	7.78%	11.19%
US Fund Allocation-- 50% to 70% Equity	George Putnam Balanced Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.96%	-15.92%	5.85%	7.81%
US Fund Small Growth	Lord Abbett Developing Growth Fund - Class P Adviser: Lord, Abbett & Co LLC Subadviser: N/A	1.12%	-36.19%	8.08%	10.69%
US Fund Target-Date 2065	MassMutual Select T. Rowe Price Retirement 2065 Fund - Class M3* Adviser: MML Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	1.14%	—%	—%	—%
US Fund Large Blend	Nuveen Dividend Growth Fund - Class A Adviser: Nuveen Fund Advisors, LLC. Subadviser: Nuveen Asset Management, LLC	0.92%	-9.75%	9.54%	11.19%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited; The Putnam Advisory Company LLC	1.26%	-14.81%	0.93%	4.40%
US Fund Large Growth	Putnam Large Cap Growth Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.90%	-30.34%	10.51%	13.66%
US Fund Large Blend	Putnam Research Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited; The Putnam Advisory Company LLC	1.04%	-17.33%	9.28%	12.22%
US Fund Large Growth	Putnam Sustainable Leaders Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited	0.92%	-22.79%	10.48%	13.41%
US Fund Large Value	Virtus NFJ Dividend Value Fund - Class A Adviser: Virtus Investment Advisers, Inc. Subadviser: NFJ Investment Group LLC - Dallas	1.04%	-13.70%	3.92%	7.67%
* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-64-HV5776